Basis of Preparation and Significant Accounting Policies - Impact of IFRS 15 (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2017 [1]	Jan. 01, 2016
Disclosure of initial application of standards or interpretations [line items]
Contract assets (included in accounts receivable)	$ 1,206.6	$ 1,023.7	[1]			$ 1,017.4
Inventories	1,089.9	824.0	[1]			684.4
Deferred tax assets	36.7	37.6	[1]	$ 35.3		35.3
Accrued and other current liabilities	320.4	233.2	[1]			261.7
Deficit	(1,481.7)	(1,525.7)	[1]			$ (1,613.0)
Revenue	6,633.2	6,142.7	[2]	6,046.6	[2]
Cost of sales	6,202.7	5,724.2	[2]	5,617.0	[2]
Income tax expense	(17.0)	27.6	[2]	24.7	[2]
Net earnings	$ 98.9	$ 105.5	[2],[3],[4]	$ 138.3	[2],[3],[4]
Diluted earnings (loss) per share	$ 0.70	$ 0.73	[2]	$ 0.96	[2]
Impact of adopting IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Contract assets (included in accounts receivable)		$ 258.9		$ 226.9			$ 196.9
Inventories		(237.8)		(206.2)			(178.2)
Deferred tax assets		(1.9)		(1.7)			(1.7)
Accrued and other current liabilities		(0.3)		0.0			0.0
Deficit		(19.5)		(19.0)			$ (17.0)
Revenue		32.2		30.1
Cost of sales		31.5		28.1
Income tax expense		0.2		0.0
Net earnings		$ 0.5		$ 2.0
Diluted earnings (loss) per share		$ 0.01		$ 0.01

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[3]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[4]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)